Revenues - Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Current	$ 2,968	$ 3,476	$ 5,480
Non-current	11,119	13,901	11,291
Total	$ 14,087	$ 17,377	$ 16,771